Share-based compensation - Summary of share options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Outstanding, beginning balance	52,575,849	46,798,243	58,401,190
Granted	18,459,565	88,434,809	12,981,876
Modification		(331,725)	5,625,445
Exercise of share options with shares issued to trusts		(68,616,887)	(13,379,655)
Exercise of share options	(2,749,909)	(9,640,697)	(12,526,172)
Forfeited/cancelled	(4,552,050)	(4,067,894)	(4,304,441)
Outstanding, ending balance	63,733,455	52,575,849	46,798,243	58,401,190
Exercisable	34,881,339
Vested and Expected to Vest	56,489,339
Weighted Average Exercise Price
Outstanding, beginning balance	$ 4.90	$ 6.04	$ 5.45
Granted	0.0001823	0.0001823	0.62
Modification		0.0001823	11.80
Exercise of share options with shares issued to trusts		0.0001823	11.80
Exercise of share options	0.42	0.0001823	11.80
Forfeited/cancelled	1.00	2.44	5.86
Outstanding, ending balance	3.94	$ 4.90	$ 6.04	$ 5.45
Exercisable	7.03
Vested and Expected to Vest	$ 4.45
Weighted Average Remaining Contractual Life	6 years 4 months 20 days	3 years 4 months 24 days	3 years 8 months 26 days	4 years 6 months 14 days
Weighted Average Remaining Contractual Life, Exercisable	4 years 5 months 19 days
Weighted Average Remaining Contractual Life, Vested and Expected to Vest	6 years 21 days
Aggregate Intrinsic Value, Options, Outstanding	$ 559,325	$ 789,898	$ 1,686,640	$ 2,010,425
Aggregate Intrinsic Value, Options, exercised with shares issued to trusts		1,366,836	405,191
Aggregate Intrinsic Value, Options, exercised excluding shares issued to trusts	33,819	$ 192,041	$ 379,344
Aggregate Intrinsic Value, Options, Exercisable	198,497
Aggregate Intrinsic Value, Options, Vested and Expected to Vest	$ 467,150
Weighted Average Grant Date Fair Value
Outstanding, beginning balance	$ 30.18	$ 26.16	$ 27.59
Granted	11.80	47.47	38.30
Modification		47.71	28.45
Exercise of share options with shares issued to trusts		47.71	28.45
Exercise of share options	24.22	47.71	28.45
Forfeited/cancelled	36.86	41.29	34.20
Outstanding, ending balance	24.62	$ 30.18	$ 26.16	$ 27.59
Exercisable	24.94
Vested and Expected to Vest	$ 25.13